ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Sep. 30, 2013
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

China Distance Education Holdings Limited (the “Company”) was incorporated under the law of the Cayman Islands on January 11, 2008. The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (collectively the “Group”) are primarily engaged in providing online and offline education services, and selling related products in the People’s Republic of China (“PRC”).

As of September 30, 2013, details of the Company’s subsidiaries, its VIE and VIE’s subsidiaries were as follows:

Company	Date of establishment	Place of establishment	Percentage of legal ownership by the Company	Principal activities

Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”)	March 13, 2003	Hong Kong	100%	Investment holding
Practice Enterprises Network China International Links Limited (“Pencil”)	February 23, 2010	Hong Kong	100%	Inactive
DL Education Service , LLC (“DL Education”)	September 27, 2012	US	100%	Inactive
Beijing Champion Distance Education Technology Co., Ltd. (“Champion Technology”)	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production
Variable interest entity:
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials

Subsidiaries of variable interest entity:
Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	Nil	Provision of start-up training services
Beijing Haidian District Champion Training School (“Champion Training School”)	February 19, 2009	PRC	Nil	Provision of online and offline education services

The VIE arrangements

There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from providing telecommunications value-added services in the PRC. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, Champion Technology, the Company’s wholly owned subsidiary in the PRC, as a foreign invested company, may be deemed to be ineligible to engage in education business in the PRC.

To comply with these foreign ownership restrictions, the Company operates substantially all of its online education services through its VIE, Beijing Champion, and the VIE’s subsidiaries in the PRC. The VIE and its subsidiaries hold leases and other assets necessary to provide online education services and generate all of the Company’s revenues. To provide the Company effective control over the VIE and the ability to receive substantially all of the economic benefits of the VIE and its subsidiaries, a series of contractual arrangements were entered into amongst CDEL Hong Kong, Champion Technology, Beijing Champion and Beijing Champion’s direct equity holders.

•	Agreements that transfer economic benefits to Champion Technology

Exclusive technical support and consultancy services agreement

Pursuant to the exclusive technical support and consultancy services agreement between Beijing Champion and Champion Technology, Champion Technology has the exclusive right to provide to Beijing Champion technical and consulting services. Champion Technology is entitled to charge Beijing Champion a service fee equal to its profit before such service fee and tax. This agreement will remain effective until Beijing Champion ceases its operations.

Equity pledge agreement

Pursuant to the equity pledge agreement between Beijing Champion and Champion Technology, the nominee shareholders of Beijing Champion have pledged their equity interest in Beijing Champion to Champion Technology to secure the payment obligations of Beijing Champion under the technical support and consultancy services agreement between Beijing Champion and Champion Technology. If Beijing Champion breaches its contractual obligations under that agreement, Champion Technology, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders of Beijing Champion agree that, without prior written consent of Champion Technology, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Champion Technology’s interest. This agreement will remain effective until the discharge of Beijing Champion’s contractual obligations under the exclusive technical support and consultancy services agreement as described above.

Letter of undertaking from Beijing Champion’s shareholders to Champion Technology

Pursuant to this letter addressed to Champion Technology, the shareholders of Beijing Champion undertook to, unless restricted by laws, regulations or legal procedures, (i) remit all dividends, interests, other distributions or remnant assets after liquidation, if any, they receive from Beijing Champion to Champion Technology without compensation, after paying the corresponding tax and any other required expenses, (ii) transfer all or part of their equity interests to CDEL Hong Kong at a nominal or minimal purchase price, in the event CDEL Hong Kong exercises its exclusive purchase right to acquire any or all of the equity interests in Beijing Champion, (iii) remit to Champion Technology all considerations they may receive from CDEL Hong Kong’s acquisition of any equity interests in Beijing Champion, without compensation, after paying the corresponding tax and any other required expenses and (iv) act in the best interest of Champion Technology.

•	Agreements that provide Company effective control over Beijing Champion

Exclusive purchase right contract

Pursuant to the exclusive purchase right agreement, CDEL Hong Kong has the unconditional right to purchase the entire equity interest in, or all the assets of Beijing Champion, for a purchase price equal to the net assets of Beijing Champion or the minimum price permitted by PRC laws, if and when PRC laws are amended to permit such a transaction. The term of this agreement is ten years from the date thereof and can be extended for another ten years at the discretion of CDEL Hong Kong. Through the exclusive purchase right contract, each of Beijing Champion’s shareholders irrevocably granted CDEL Hong Kong an exclusive right to acquire, at any time, for its own account or through one or more PRC individuals or entities as nominee shareholders of its choice to replace the existing shareholders of Beijing Champion. This kick-out right reinforces CDEL Hong Kong’s ability to direct the activities that most significantly impact Beijing Champion’s economic performance.

Power of attorney

Pursuant to the power of attorney, the nominee shareholders of Beijing Champion each executed an irrevocable power of attorney assigning Champion Technology or any person designated by Champion Technology as their attorney-in-fact to vote on their behalf on all matters of Beijing Champion requiring shareholder approval under PRC laws and regulations and the articles of association of Beijing Champion.

The Articles of Incorporation of Beijing Champion states that the major rights of the shareholders include the power to review and approve annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Champion Technology has the ability to exercise effective control over Beijing Champion through equity holder votes and, through such votes, to also control the composition of the board of directors.

Deed of undertaking:

The Company, Mr. Zhengdong Zhu and his wife, Ms. Baohong Yin executed a deed of undertaking (“Deed”) on September 26, 2013.

Upon execution of the Deed, at all times that Mr. Zhengdong Zhu and Ms. Baohong Yin holds an otherwise majority voting interest in the Company, Mr. Zhengdong Zhu and Ms. Baohong Yin are constrained from a. exercising their voting rights attaching to their shares collectively in excess of i) the total aggregate voting power of the then total issued and outstanding shares of the Company held by all members of the Company, other than those shares that are beneficially owned by Mr. Zhengdong Zhu and Ms. Baohong Yin, less (ii) one vote in any vote pertaining to the appointment of any new director to fill in the vacancy of the board of directors; and b. exercising their voting rights attaching to their shares collectively in excess of half of the total aggregate voting power of the then total issued and outstanding shares of the Company held by all members of the Company other than shares that are beneficially owned by Mr. Zhengdong Zhu and Ms. Baohong Yin in any vote pertaining to the removal or replacement of a director, appointment of any person to be a director as an addition to the existing board of directors, or change in the size of the board of directors, and cannot requisition a meeting for this purpose, or cast any vote on any matter related to the Deed.

This further prevents Mr. Zhengdong Zhu and Ms. Baohong Yin from controlling the rights of the Company as it relates to the contractual agreements.

These contractual arrangements allow the Group to effectively control Beijing Champion and its subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats Beijing Champion as a VIE and because the Group is the primary beneficiary of Beijing Champion, the Group has consolidated the financial results of Beijing Champion and its subsidiaries.

•	Risks in relation to VIE structure

The Company believes that the contractual arrangements with Beijing Champion and its shareholders are in compliance with existing PRC laws and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations and the PRC regulatory authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and:

•	revoke the business and operating licenses of our PRC subsidiaries or consolidated affiliated entities;

•	restrict the rights to collect revenues from any of our PRC subsidiaries;

•	discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or consolidated affiliated entities;

•	require our PRC subsidiaries or consolidated affiliated entities to restructure the relevant ownership structure or operations;

•	take other regulatory or enforcement action is, including levying fines that could be harmful to our business; or

•	impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE and their subsidiaries or the right to receive their economic benefits, the Company would no longer be able to consolidate the financial results of the VIE and its subsidiaries.

The Company’s ability to control Beijing Champion also depends on the powers of attorney that enable Champion Technology to vote on all matters requiring shareholder approval for Beijing Champion. As noted above, the Company believes these powers of attorney are valid, binding and enforceable under existing PRC laws and regulations but may not be as effective as direct equity ownership.

Certain shareholders of Beijing Champion are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of Beijing Champion. Their interests as beneficial owners of Beijing Champion may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will resolve in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of Beijing Champion, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of Beijing Champion will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of Beijing Champion should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of Beijing Champion arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Group’s online education business has been directly operated by (and as a result all of the Group’s revenues have been generated from) the VIE and its subsidiaries. For the years ended September 30, 2012 and 2013, Beijing Champion and its subsidiaries accounted for an aggregate of 53% and 68%, respectively, of the Group’s consolidated total assets, and 95% and 93%, respectively of the Group’s consolidated total liabilities. The assets not associated with the Beijing Champion and its subsidiaries in these years primarily consisted of cash held by China Distance Education Holdings Limited.

The following financial information of the Company’s VIE and VIE’s subsidiaries as of September 30, 2012 and 2013 and for each of the three years in the period ended September 30, 2013 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within VIE and VIE’s subsidiaries:

	As of September 30,
	2012	2013
	US$	US$

Cash and cash equivalents	15,798	39,706
Prepayment and other current assets	3,311	3,839
Total current assets	29,581	54,575
Total assets	47,381	72,515
Deferred revenue	9,408	17,120
Total current liabilities	24,041	38,442
Total liabilities	24,041	38,442
Total equity	23,340	34,073

	For the years ended September 30,
	2011	2012	2013
	US$	US$	US$

Revenues	42,510	52,005	70,942

Net income (1)	7,365	14,944	21,062

Net cash provided by operating activities	2,860	6,958	25,755

Net cash (used in)/provided by investing activities	(2,137)	549	(2,521)

Effects of exchange rate changes	481	183	674

(1)	This is net income before service fees charged by Champion Technology and Champion Education Technology.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be sued to settle the VIE’s obligations. No creditor (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.